Provisions and other current liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2019	2018

Taxes other than income taxes	471	528

Restructuring provisions	438	507

Accrued expenses for goods and services received but not invoiced	1 046	970

Accruals for royalties	653	651

Accrued interests on financial debt	98	156

Provisions for deductions from revenue	5 595	5 262

Accruals for compensation and benefits, including social security	2 464	2 527

Environmental remediation liabilities	122	58

Deferred income	114	236

Provisions for product liabilities, governmental investigations and other legal matters [1]	1 169	126

Accrued share-based payments	326	273

Contingent considerations [2]	78	33

Commitment for repurchase of own shares [3]		284

Other payables	764	673

Total provisions and other current liabilities	13 338	12 284

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.
Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to the historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
					Income statement charge[2]

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2019
US-specific healthcare plans and program rebates	1 883	0		– 5 183	– 193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	– 28	– 19	– 2 467	– 2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	– 166	9	– 11 698	– 25	11 868	103	1 845

Total 2019	5 262	– 194	– 10	– 19 348	– 220	20 001	104	5 595

2018
US-specific healthcare plans and program rebates	1 590			– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356		– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726		– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672		– 129	– 18 567	– 98	19 052	332	5 262

2017
US-specific healthcare plans and program rebates	1 461			– 3 684	– 62	3 875		1 590

Non-US-specific healthcare plans and program rebates	1 020		131	– 1 954	80	2 186	– 107	1 356

Non-healthcare plans and program-related rebates, returns and other deductions	1 702		65	– 11 814	– 127	12 045	– 145	1 726

Total 2017	4 183		196	– 17 452	– 109	18 106	– 252	4 672

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Charges to the consolidated income statement from continuing operations were USD 18 248 million in 2018 and USD 17 772 million in 2017.
Restructuring provisions movements
(USD millions)	2019	2018	2017

January 1	507	153	222

Provisions related to discontinued operations [1]	– 8

Additions [2]	492	534	194

Cash payments	– 479	– 145	– 200

Releases [3]	– 72	– 33	– 64

Transfers			– 7

Currency translation effects	– 2	– 2	8

December 31	438	507	153

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 521 million in 2018 and USD 186 million in 2017.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 31 million in 2018 and USD 59 million in 2017.
In 2019, additions to provisions of USD 492 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Latin America, and following the Xiidra acquisition, its Ophthalmology field force in the US.
• The Sandoz Division initiatives to realign its organizational structures to improve competiveness. These initiatives include reduction in its headquarters, global functions and countries workforce, and the closure of its development center in Holzkirchen, Germany.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division and in the Sandoz Division, continued. In addition, Novartis Business Services launched the next phase of the new operating model to change outsourcing structures and transition activities to service centers.
In 2018, additions to provisions of USD 534 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Oncology business unit initiative to streamline its organizational structure. The objective was to enhance agility and efficiency, resulting in an acceleration of operational execution. In addition, a program to reorganize the Japanese business model was launched. Region Europe transformed its approach to market in light of the changing product portfolio. The objective was to speed up patient access.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division and in the Sandoz Division, continued. In addition, Novartis Business Services launched an initiative to reorganize its organizational structure to achieve cost efficiencies by shifting activities to global service centers.
In 2017, additions to provisions of USD 194 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Pharmaceuticals business unit adjusted a regional promotional model, which led to a restructuring of the sales force. It also streamlined the above country operating model to facilitate an even higher external competition-oriented focus. Furthermore, the development organization streamlined its activities to create efficiencies.
• The former Alcon Division continued initiatives to realign its operations to focus on the Surgical and Vision Care businesses after the Ophthalmic Pharmaceuticals business transfer to the Innovative Medicines Division.
• The Sandoz Division launched initiatives to focus resources to gain efficiencies.
• Group-wide initiatives to streamline Novartis Technical Operations in the Innovative Medicines and Sandoz Divisions were launched.